Promissory Notes - Additional Information (Detail) - CNY (¥)	Nov. 30, 2015	Jun. 18, 2015	Jun. 15, 2015	Nov. 28, 2014	Jul. 24, 2014	Jul. 14, 2014	Apr. 16, 2014	Apr. 03, 2014
Medium term note programme [member] | Top of range [member]
Disclosure of detailed information about borrowings [Line Items]
Nominal amount of notes								¥ 10,000,000,000
Medium term note programme [member] | Tranche one [member]
Disclosure of detailed information about borrowings [Line Items]
Nominal amount of notes							¥ 4,000,000,000
Notes maturity period							3 years
Notes interest rate							4.00%
Medium term note programme [member] | Tranche two [member]
Disclosure of detailed information about borrowings [Line Items]
Nominal amount of notes					¥ 2,500,000,000
Notes maturity period					2 years
Notes interest rate					3.80%
China United Network Communications Corporation Limited [member] | Promissory notes [member] | Tranche one [member]
Disclosure of detailed information about borrowings [Line Items]
Nominal amount of notes			¥ 4,000,000,000				¥ 5,000,000,000
Notes maturity period			3 years				3 years
Notes interest rate			3.85%				5.35%
China United Network Communications Corporation Limited [member] | Promissory notes [member] | Tranche two [member]
Disclosure of detailed information about borrowings [Line Items]
Nominal amount of notes		¥ 4,000,000,000				¥ 5,000,000,000
Notes maturity period		3 years				3 years
Notes interest rate		3.85%				4.84%
China United Network Communications Corporation Limited [member] | Promissory notes [member] | Tranche three [member]
Disclosure of detailed information about borrowings [Line Items]
Nominal amount of notes	¥ 3,500,000,000			¥ 5,000,000,000
Notes maturity period	3 years			3 years
Notes interest rate	3.30%			4.20%
China United Network Communications Corporation Limited [member] | Promissory notes [member] | Tranche four [member]
Disclosure of detailed information about borrowings [Line Items]
Nominal amount of notes	¥ 3,500,000,000
Notes maturity period	3 years
Notes interest rate	3.30%
China United Network Communications Corporation Limited [member] | Promissory notes [member] | Tranche five [member]
Disclosure of detailed information about borrowings [Line Items]
Nominal amount of notes	¥ 3,000,000,000
Notes maturity period	3 years
Notes interest rate	3.30%